Long-Term Debt (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Term Loan B	$ 200,900	$ 201,925
Less deferred finance costs, net	(2,856)	(3,342)
Total long term debt	198,044	198,583
Less unamortized discount	(1,203)	(1,407)
Less current portion, net of deferred finance cost	(668)	(661)
Total long term debt, net of current portion and net of deferred finance costs	196,173	196,515
Term Loan B
Debt Instrument [Line Items]
Term Loan B	$ 200,900	$ 201,925